SCHEDULE OF CONTRACT FULFILLMENT ASSETS AND CONTRACT LIABILITIES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract fulfillment assets	$ 1,196	$ 1,256	$ 1,495
Contract liabilities	2,247	2,322	3,644
Balance at beginning of period	1,256	1,495	1,675
Contract costs recognized during the period	(60)	(239)	(180)
Balance at end of period	1,196	1,256	1,495
Balance at beginning of period	2,322	3,644	2,420
Deferred revenue relating to new sales			1,613
Revenue recognized during the period	(75)	(1,322)	(389)
Balance at end of period	$ 2,247	$ 2,322	$ 3,644